Share incentive plan	12 Months Ended
Dec. 31, 2013
Share incentive plan [Abstract]
Share incentive plan

12. Share incentive plan

In March 2010, the Group authorized an employment-related stock incentive plan (the "2010 Plan"). The 2010 Plan will terminate automatically 10 years after its adoption, unless terminated earlier at the Group's shareholders' approval. According to the resolutions of the Board of Directors of the Company in April and November 2011, the number of ordinary shares available for issuance under the 2010 Plan was increased to 18,093,225.

In March 2010, the Group's Board of Directors granted 3,763,540 ordinary shares under the 2010 Plan to compensate the past services of certain key management.

In September 2010 and October 2010, the Group granted 3,195,628 options with a weighted average exercise price of US$0.12 per share under the 2010 Plan. The majority of options were to be vested over three or four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 24 or 36 equal monthly installments. Under the September 2010 grant, 100,000 share options were granted to one of the Group's employees with the entirety to vest upon the completion of an IPO. Before 2013, the Group did not recognize any share-based compensation for the options granted with this performance condition as the vesting of the performance condition awards is contingent upon an IPO which is not considered probable until the event happens. Upon completion of IPO on November 5, 2013, total share-based compensation expense related to this grant was recognized in the Group statements of comprehensive income/(loss) for the year ended December 31, 2013.

 In 2011 and 2012, the Group granted 3,808,339 and 1,312,500 options with a weighted average exercise price of US$2.08 and US$2.30 per share respectively under the 2010 Plan. The majority of options were to be vested over three or four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 24 or 36 equal monthly installments.

In 2013, the Group granted 3,833,000 options with a weighted average exercise price of US$3.07 per share under the 2010 Plan. All options were to be vested over four years, one fourth (1/4) of which shall vest and become exercisable upon the first anniversary of the date of grant and the remaining shall vest monthly thereafter in 36 equal monthly installments.

The Group adopted a share incentive plan (the "2013 plan") on September 26, 2013. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2013 plan is 2,800,000 shares as of the date of its adoption. The number of shares reserved for future issuances under the 2013 plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, on the first day of each calendar year during the term of the 2013 plan beginning in 2015, or such lesser number of ordinary shares as determined by the Board of Directors. No awards have been granted under the 2013 plan as of December 31, 2013.

Valuation Assumptions:     The Group estimated the fair value of share options using the Binominal option-pricing model with the assistance from an independent valuation firm. The fair value of each option grant is estimated on the date of grant with the following assumptions:

	2011	2012	2013
Expected volatility	62.80% - 69.50%	54.80% - 63.30%	54.10% - 59.10%
Risk-free interest rate (per annum)	3.83%-4.53%	2.03% - 3.20%	2.03% - 3.10%
Exercise multiple	2	2	2
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Expected forfeiture rate (post-vesting)	0.00%-3.50%	3.20%-3.50%	1.00% - 3.30%
Fair value of the underlying shares on the date of option grants (US$)	1.38-2.31	2.38-2.48	2.48 -8.50

The Group estimated the risk free rate based on the yield to maturity of US treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on historical statistical data. Expected term is the contract life of the option. The expected volatility at the date of grant date and each option valuation date was estimated based on the historical stock prices of comparable companies. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments on its ordinary shares in the foreseeable future.

A summary of the Group's share option activities for the years ended December 31, 2011, 2012 and 2013 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	In years	US$
Outstanding as of December 31, 2010	3,159,628	0.12	9.67	3,169
Granted	3,808,339	2.08
Forfeited	(110,500)	1.56
Outstanding as of December 31, 2011	6,857,467	1.18	9.09	7,225
Granted	1,312,500	2.30
Forfeited	(730,939)	1.50
Exercised	(473,551)	0.56
Outstanding as of December 31, 2012	6,965,477	1.40	8.36	7,504
Granted	3,833,000	3.07
Forfeited	(520,030)	2.21
Exercised	(431,774)	1.16
Outstanding as of December 31, 2013	9,846,673	2.02	8.14	168,870
Exercisable as of December 31, 2013	4,791,285	1.14	7.22	86,411

The weighted average grant date fair value of options granted for the years ended December 31, 2011, 2012 and 2013 was US$1.15, US$1.32 and US$2.90 per share, respectively.

Share-based compensation expenses for the share-based awards which are based on service conditions are recognized using the straight-line attribution approach.

For the years ended December 31, 2011, 2012 and 2013, the Group recognized share-based compensation expenses of US$1,970, US$1,671 and US$2,865, respectively for ordinary shares and share options granted.

As of December 31, 2013, there was US$11,898 of total unrecognized compensation expenses, adjusted for estimated forfeitures, related to non-vested share-based compensation arrangement under the 2010 Plan. The expense is expected to be recognized over a weighted average period of 2.56 years. Total unrecognized compensation expenses may be adjusted for future changes in estimated forfeitures.